Advances to Suppliers and Other Current Assets	12 Months Ended
Sep. 30, 2025
Advances to Suppliers and Other Current Assets [Abstract]
ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

3. ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

The amount of advances to suppliers and other current asset consisted of the following:

	September 30, 2025	September 30, 2024
Prepayments for advertisements	$-	$1,545,985
Prepayment of projects	22,475,067	38,426,383
Prepayments of land leases	521,363	301,340
Total	$22,996,430	$40,273,708

As of September 30, 2025, prepayment of projects was $22.48 million.

On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $19.67 million (RMB140 million). The planned project construction from October 1, 2023 to March 31, 2025, and was subsequently extended to March 31, 2026. Nanping Golden Heaven paid $9.83 million (RMB70 million) in September 2023. The construction of the park’s infrastructure and equipment has been basically completed, with some equipment pending national safety inspection. It will be expected to be operating in October 2026.

On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $25.28 million (RMB180 million). The planned project construction from October 1, 2023 to September 30, 2024, and was subsequently extended to October 31, 2026. Nanping Golden Heaven paid $12.64 million (RMB90 million) in September 2023. The core component upgrade for certain park equipment has not yet been completed, as the manufacturer needs to rework some critical parts to meet updated national acceptance standards, and the project is expected to be operating in the second half of 2026.

As of September 30, 2024, prepayment of projects was $38.43 million.

On July 16, 2021, Yueyang Jinsheng Amusement Development Co., Ltd. signed an amusement park construction contract with Fujian Xiangning Construction Engineering Co., Ltd. in the amount of $68.45 million (RMB480 million). The planned project construction period is from July 1, 2021 to December 31, 2024. Yueyang Jinsheng Amusement Development Co., Ltd. paid $10.28 million (RMB72 million) in August 2021. As of September 30, 2024, the Company recovered $9.32 million (RMB65.30 million). As of September 30, 2024, the project has been terminated, the Company recovered $0.96 million (RMB6.7 million) in October 2024.

On September 27, 2023, Nanping Golden Heaven signed an amusement park construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $38.53 million (RMB270 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $14.27 million (RMB100 million) in September 2023. As of September 30, 2024, the project has been terminated, the Company recovered $14.27 million (RMB100 million) in January 2025.

On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $19.98 million (RMB140 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $9.99 million (RMB70 million) in September 2023.

On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $25.69 million (RMB180 million). The planned project construction period from October 1, 2023 to September 30, 2024. Nanping Golden Heaven paid $12.84 million (RMB90 million) in September 2023.

On August 29, 2024, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $0.92 million (RMB6.42 million). The planned project construction period from September 1, 2024 to February 28 2025. Nanping Golden Heaven paid $0.37 million (RMB2.57 million) in September 2024. As of September 30, 2025, the project has been terminated, the Company recovered $0.37 million (RMB2.57 million) in March 2025.